Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balances at Dec. 31, 2018	$ 1,597	$ 90,816,980	$ (76,435,235)	$ 207,754	$ 14,591,096
Balances (in Shares) at Dec. 31, 2018	15,965,033
Issuance of common stock for cash	$ 129	2,928,183			2,928,312
Issuance of common stock for cash (in Shares)	1,292,125
Common stock issued for services	$ 1	41,070			41,071
Common stock issued for services (in Shares)	13,690
Stock-based compensation		1,246,019			1,246,019
Net loss			(10,500,358)		(10,500,358)
Foreign currency translation				(30,369)	(30,369)
Balances at Dec. 31, 2019	$ 1,727	95,032,252	(86,935,593)	177,385	8,275,771
Balances (in Shares) at Dec. 31, 2019	17,270,848
Modification of warrants issued with debt		95,223			95,223
Sale of common stock for cash	$ 11	199,989			200,000
Sale of common stock for cash (in Shares)	114,719
Warrant exercise	$ 68	1,248,915			1,248,983
Warrant exercise (in Shares)	682,700
Warrant exercise inducement		366,795			366,795
Stock-based compensation	$ 15	629,978			629,993
Stock-based compensation (in Shares)	150,000
Issuance of common stock to settle accounts payable	$ 0	8,270			8,270
Issuance of common stock to settle accounts payable (in Shares)	3,540
Net loss			(7,298,869)		(7,298,869)
Foreign currency translation				(36,029)	(36,029)
Balances at Jun. 30, 2020	$ 1,822	97,581,422	(94,234,462)	141,356	3,490,138
Balances (in Shares) at Jun. 30, 2020	18,221,807
Balances at Dec. 31, 2019	$ 1,727	95,032,252	(86,935,593)	177,385	8,275,771
Balances (in Shares) at Dec. 31, 2019	17,270,848
Modification of warrants issued with debt		95,223			95,223
Sale of common stock for cash	$ 186	5,076,929			5,076,455
Sale of common stock for cash (in Shares)	1,862,552
Warrant and stock option cashless exercises	$ 6	(6)
Warrant and stock option cashless exercises (in Shares)	56,094
Stock repurchase	$ (50)	49			(1)
Stock repurchase (in Shares)	(500,000)
Warrant exercise	$ 68	1,248,915			1,248,983
Warrant exercise (in Shares)	682,700
Warrant exercise inducement		366,795			366,795
Stock-based compensation	$ 27	823,757			823,564
Stock-based compensation (in Shares)	266,667
Issuance of common stock to settle accounts payable		8,270			8,270
Issuance of common stock to settle accounts payable (in Shares)	3,540
Net loss			(11,298,558)		(11,298,558)
Foreign currency translation				(16,743)	(16,743)
Balances at Dec. 31, 2020	$ 1,964	102,651,304	(98,234,151)	160,642	4,579,759
Balances (in Shares) at Dec. 31, 2020	19,642,519
Balances at Mar. 31, 2020	$ 1,742	95,304,840	(90,772,014)	61,121	4,595,689
Balances (in Shares) at Mar. 31, 2020	17,424,388
Sale of common stock for cash	$ 11	199,989			200,000
Sale of common stock for cash (in Shares)	114,719
Warrant exercise	$ 68	1,248,915			1,248,983
Warrant exercise (in Shares)	682,700
Warrant exercise inducement		366,795			366,795
Stock-based compensation		460,883			460,883
Net loss			(3,462,448)		(3,462,448)
Foreign currency translation				80,235	80,235
Balances at Jun. 30, 2020	$ 1,822	97,581,422	(94,234,462)	141,356	3,490,138
Balances (in Shares) at Jun. 30, 2020	18,221,807
Balances at Dec. 31, 2020	$ 1,964	102,651,304	(98,234,151)	160,642	4,579,759
Balances (in Shares) at Dec. 31, 2020	19,642,519
Stock-based compensation		2,261,126			2,261,126
Settlement of accrued expense with stock options		349,376			349,376
Convertible notes converted to common stock	$ 117	6,232,223			6,232,340
Convertible notes converted to common stock (in Shares)	1,171,296
Cashless stock option exercise	$ 30	(30)
Cashless stock option exercise (in Shares)	286,453
Cashless warrant exercise	$ 26	(26)
Cashless warrant exercise (in Shares)	262,759
Net loss			(5,547,609)		(5,547,609)
Foreign currency translation				42,025	42,025
Balances at Jun. 30, 2021	$ 2,137	111,493,973	(103,781,760)	202,667	7,917,017
Balances (in Shares) at Jun. 30, 2021	21,363,027
Balances at Mar. 31, 2021	$ 2,012	103,401,916	(100,724,150)	200,998	2,880,776
Balances (in Shares) at Mar. 31, 2021	20,116,348
Stock-based compensation		1,634,546			1,634,546
Settlement of accrued expense with stock options		349,376			349,376
Convertible notes converted to common stock	$ 114	6,108,146			6,108,260
Convertible notes converted to common stock (in Shares)	1,138,346
Cashless stock option exercise	$ 11	(11)
Cashless stock option exercise (in Shares)	108,333
Net loss			(3,057,610)		(3,057,610)
Foreign currency translation				1,669	1,669
Balances at Jun. 30, 2021	$ 2,137	$ 111,493,973	$ (103,781,760)	$ 202,667	$ 7,917,017
Balances (in Shares) at Jun. 30, 2021	21,363,027